Pension and other post-retirement benefits	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Pension and other post-retirement benefits
Pension and other post-employment benefits
The Company provides defined contribution pension plans to its employees. The Company's contributions for 2014 were $3,287 (2013 - $2,437).
In conjunction with recent utilities acquisitions, the Company assumed defined benefit pension and OPEB plans for qualifying employees in the related acquired businesses. The legacy plans of the electricity and gas utilities are non-contributory defined pension plans covering substantially all employees. Benefits are based on each employee’s years of service and compensation. The Company initiated a defined benefit cash balance pension plan covering substantially all its new employees and current employees at its water utilities, under which employees are credited with a percentage of base pay plus a prescribed interest rate credit. The OPEB plans provide health care and life insurance coverage to eligible retired employees. Eligibility is based on age and length of service requirements and, in most cases, retirees must cover a portion of the cost of their coverage.

10.	Pension and other post-employment benefits (continued)

(a)	Net pension and OPEB obligation
The following table sets forth the projected benefit obligations, fair value of plan assets, and funded status of the Company’s plans as of December 31:

	Pension benefits		OPEB
	2014	2013	2014	2013
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$178,113	$104,291	$45,399	$31,674
Projected benefit obligation assumed from business combination	1,022	73,601	—	17,943
Modifications to pension plan	(560)	81	—	—
Service cost	4,828	3,273	2,022	1,602
Interest cost	8,549	4,350	2,186	1,508
Actuarial loss (gain)	39,704	(11,395)	14,893	(8,499)
Benefits paid	(8,125)	(3,597)	(1,255)	(1,158)
Loss on foreign exchange	18,432	7,509	5,012	2,329
Projected benefit obligation, end of year	$241,963	$178,113	$68,257	$45,399
Change in plan asset
Fair value of plan assets, beginning of year	139,280	66,524	13,395	10,195
Plan assets acquired in business combination	—	57,285	—	658
Actual return on plan assets	6,568	10,733	1,176	1,730
Employer contributions	5,676	3,013	(222)	1,208
Benefits paid	(7,414)	(3,597)	(1,255)	(1,157)
Gain on foreign exchange	12,880	5,322	1,201	761
Fair value of plan assets, end of year	$156,990	$139,280	$14,295	$13,395
Unfunded status	$(84,973)	$(38,833)	$(53,962)	$(32,004)
Amounts recognized in the consolidated balance sheets consists of:
Current liabilities	—	(305)	(333)	—
Non-current liabilities	(84,973)	(38,528)	(53,629)	(32,004)
Net amount recognized	$(84,973)	$(38,833)	$(53,962)	$(32,004)

The accumulated benefit obligation for the pension plans was $219,007 and $162,179 as of December 31, 2014 and 2013, respectively.

10.	Pension and other post-employment benefits (continued)

(a)	Net pension and OPEB obligation (continued)
The amounts recognized in AOCI before tax were as follows:

	AOCI
	Pension	OPEB
Balance, January 1, 2013	$3,333	$821
Current year net actuarial gain	(17,777)	(9,878)
Current year prior service loss	82	—
Amortization of net actuarial loss	(23)	(26)
Balance at December 31, 2013	$(14,385)	$(9,083)
Current year net actuarial loss	43,350	14,338
Current year prior service credit	(563)	—
Amortization of net actuarial gain	349	641
Balance at December 31, 2014	$28,751	$5,896

The net actuarial loss for the defined benefit pension plans and OPEB that will be amortized from AOCI into net periodic benefit cost over the next fiscal year are $1,074 and $356, respectively.

(b)	Assumptions
Weighted average assumptions used to determine net benefit cost for 2014 and 2013 were as follows:

	Pension benefits		OPEB
	2014	2013	2014	2013
Discount rate	4.55%	3.68%	4.60%	3.69%
Expected return on assets	7.00%	5.51%	5.53%	5.18%
Rate of compensation increase	2.97%	3.13%	N/A	N/A
Health care cost trend rate
Before Age 65			7.63%	7.68%
Age 65 and after			7.63%	7.68%
Assumed Ultimate Medical Inflation Rate			5.00%	4.80%
Year in which Ultimate Rate is reached			2019	2019

Weighted average assumptions used to determine net benefit obligation for 2014 and 2013 were as follows:

	Pension benefits		OPEB
	2014	2013	2014	2013
Discount rate	3.71%	4.55%	3.80%	4.60%
Rate of compensation increase	3.01%	2.97%	N/A	N/A
Health care cost trend rate
Before Age 65			7.00%	7.63%
Age 65 and after			7.00%	7.63%
Assumed Ultimate Medical Inflation Rate			5.00%	5.00%
Year in which Ultimate Rate is reached			2019	2019

10.	Pension and other post-employment benefits (continued)

(b)	Assumptions (continued)
The Company used the new mortality tables (RP-2014) and the mortality improvement scale (MP-2014) that were recently released by the Society of Actuaries in the current year assumptions. This change resulted in an increase to the pension and OPEB obligations of approximately U.S. $16,500.
In selecting an assumed discount rate, the Company uses a modeling process that involves selecting a portfolio of high-quality corporate debt issuances (AA- or better) whose cash flows (via coupons or maturities) match the timing and amount of the Company’s expected future benefit payments. The Company considers the results of this modeling process, as well as overall rates of return on high-quality corporate bonds and changes in such rates over time, to determine its assumed discount rate. The rate of return assumptions are based on projected long-term market returns for the various asset classes in which the plans are invested, weighted by the target asset allocations.
The effect of a one percent change in the assumed health care cost trend rate ("HCCTR") for 2014 is as follows:

2014
Effect of a 1 percentage point increase in the HCCTR on:
Year-end benefit obligation	$10,998
Total service and interest cost	623
Effect of a 1 percentage point decrease in the HCCTR on:
Year-end benefit obligation	$(8,664)
Total service and interest cost	(503)

(c)	Benefit costs
The following table lists the components of net benefit costs for the pension plans and OPEB recorded as part of operating expenses in the consolidated statements of operations. The employee benefit costs related to businesses acquired are recorded in the consolidated statements of operations from the date of acquisition.

	Pension benefits		OPEB
	2014	2013	2014	2013
Service cost	$4,828	$3,273	$2,022	$1,602
Interest cost	8,549	4,350	2,186	1,508
Expected return on plan assets	(10,018)	(4,160)	(628)	(602)
Amortization of net actuarial loss (gain)	(346)	23	(641)	26
Net benefit cost	$3,013	$3,486	$2,939	$2,534

10.	Pension and other post-employment benefits (continued)

(d)	Plan assets
The Company’s investment strategy for its pension and post-employment plan assets is to maintain a diversified portfolio of assets with the primary goal of meeting long-term cash requirements as they become due.
The Company's target asset allocation is as follows:

Asset Class	Target (%)	Range (%)
Equity securities	74%	49.7%-78%
Debt securities	26%	21.9%-50.3%
Other	—%	0%-0.5%
The fair values of investments as of December 31, 2014, by asset category, are as follows:

Asset Class	Level 1	Percentage
Equity securities	122,943	72%
Debt securities	47,771	28%
Other	570	—%

As of December 31, 2014, the funds do not hold any material investments in APUC.

(e)	Cash flows
The Company expects to contribute $4,289 to its pension plans and $2,021 to its post-employment benefit plans in 2015.
The expected benefit payments over the next ten years are as follows:

	2015	2016	2017	2018	2019	2020-2024
Pension plan	$9,933	$10,471	$11,099	$11,709	$12,234	$69,107
OPEB	2,157	2,416	2,697	2,908	3,060	19,472